Leases	12 Months Ended
Dec. 31, 2022
Leases
Leases

8 Leases

Right-of-use assets

				Total right-
	Land and	Motor		of-use
	buildings	vehicles	Other	assets
	$m	$m	$m	$m
Cost
At 1 January 2020	627	202	22	851
Additions – separately acquired	87	89	15	191
Disposals and other movements	–	(27)	(2)	(29)
Exchange adjustments	21	8	1	30
At 31 December 2020	735	272	36	1,043
Additions through business combinations (Note 27)	255	8	–	263
Additions – separately acquired	145	98	2	245
Disposals and other movements	25	(44)	(4)	(23)
Exchange adjustments	(27)	(13)	(1)	(41)
At 31 December 2021	1,133	321	33	1,487
Additions through business combinations	4	–	–	4
Additions – separately acquired	140	81	14	235
Disposals and other movements	(33)	(58)	(13)	(104)
Exchange adjustments	(62)	(15)	(2)	(79)
At 31 December 2022	1,182	329	32	1,543
Depreciation and impairment
At 1 January 2020	132	64	8	204
Depreciation charge for the year	131	75	9	215
Disposals and other movements	(24)	(26)	(4)	(54)
Exchange adjustments	8	4	–	12
At 31 December 2020	247	117	13	377
Depreciation charge for the year	144	85	6	235
Disposals and other movements	(54)	(42)	–	(96)
Exchange adjustments	(11)	(6)	–	(17)
At 31 December 2021	326	154	19	499
Depreciation charge for the year	160	80	6	246
Impairment charge	2	–	–	2
Disposals and other movements	(54)	(50)	(10)	(114)
Exchange adjustments	(23)	(8)	(1)	(32)
At 31 December 2022	411	176	14	601
Net book value
At 31 December 2020	488	155	23	666
At 31 December 2021	807	167	14	988
At 31 December 2022	771	153	18	942

Lease Liability

	2022	2021	2020
	$m	$m	$m
The present value of lease liabilities is as follows:
Within one year	(228)	(233)	(192)
Later than one year and not later than five years	(549)	(544)	(389)
Later than five years	(176)	(210)	(100)
Total lease liabilities	(953)	(987)	(681)

The interest expense on lease liabilities included within finance costs was $24m (2021: $22m; 2020: $21m).

The total cash outflow for leases in 2022 was $268m (2021: $262m; 2020: $228m).

The discount rates used for calculating the present value of lease liabilities range from 0% to 63%.

The Group has entered into lease contracts that have not yet commenced. The nominal value of estimated future lease payments under these lease contracts approximates $1,460m as of 31 December 2022. Of this value, $1,349m relates to a property lease in the US which is expected to commence in 2026 with a lease term of 15 years.

The Group entered into a sale and leaseback agreement in relation to the Waltham R&D site in MA, US in 2022. Prior to the sale, the carrying value of the Property, plant and equipment was $124m. Cash proceeds of $265m have been received, recorded within Disposal of property, plant and equipment within the Consolidated Statement of Cash Flows, and a gain on disposal of $125m has been recorded within Other operating income and expense within the Consolidated Statement of Comprehensive Income. A lease liability and a corresponding right-of-use asset have been recorded of $28m and $13m, respectively.